As filed with the Securities and Exchange Commission on January 29, 2014

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 190	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 191	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

 (Exact Name of Registrant as

(Address of Principal Executive Offices) Specified in its Charter)

1290 Broadway
Suite 1100
Denver, Colorado 80203

(303) 623-2577
 Registrant’s Telephone Number

Erin D. Nelson, Esq.
ALPS Fund Services, Inc.
1290 Broadway
Suite 1100
Denver, Colorado 80203
  (Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On January 31, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 186 to its Registration Statement until January 31, 2014.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 186 under the Securities Act of 1933 and Amendment No. 187 under the Investment Company Act of 1940, filed on November 15, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 190 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 29th day of January, 2014.

ALPS ETF TRUST

By:  /s/ Thomas A. Carter

Thomas A. Carter

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ Mary K. Anstine	Trustee	January 29, 2014
Mary K. Anstine*
/s/ Jeremy W. Deems	Trustee	January 29, 2014
Jeremy W. Deems*
/s/ Rick A. Pederson	Trustee	January 29, 2014
Rick A. Pederson*
/s/ Thomas A. Carter	Trustee and President	January 29, 2014
Thomas A. Carter
/s/ Patrick D. Buchanan	Treasurer	January 29, 2014
Patrick D. Buchanan

*Signature affixed by Erin D. Nelson pursuant to a power of attorney dated October 18, 2013.